Deferred Tax Assets and Liabilities - Tax Credit Carryforwards Expiration Dates (Detail) - Tax credits carry forwards [member] ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 230,768
December 31, 2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	10,278
December 31, 2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	48,578
December 31, 2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	48,293
December 31, 2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	82,707
December 31, 2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 40,912